TRANSITION PERIOD COMPARATIVE DATA	2 Months Ended
Dec. 31, 2023
Transition Period Comparative Data
TRANSITION PERIOD COMPARATIVE DATA

25.	TRANSITION PERIOD COMPARATIVE DATA

As discussed in Note 2.4, the Company’s Transition Report includes financial information for the two months ended December 31, 2023, and the years ended October 31, 2023, 2022 and 2021. The consolidated statements of financial position, the consolidated statements of comprehensive income (loss), the consolidated statements of changes in equity and the consolidated statements of cash flows for the two months ended December 31, 2023, and 2022, are summarized below. All data for the two months ended December 31, 2022, was derived from the Company’s unaudited consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	December 31, 2023	December 31, 2022
	$	$
ASSETS
Current assets
Cash	6,804,579	2,863,597
Accounts receivable	1,642,990	1,411,368
Biological assets	1,723,342	1,361,273
Inventory	5,021,290	3,490,591
Prepaid expenses and other assets	420,336	359,230
Total current assets	15,612,537	9,486,059
Property and equipment	8,820,897	7,469,962
Notes receivable	2,449,122	-
Warrants asset	1,761,382	-
Intangible assets and goodwill	725,668	725,668
Deferred tax assets	246,294	-
TOTAL ASSETS	29,615,900	17,681,689

LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,358,962	1,434,536
Current portion of lease liabilities	925,976	633,716
Current portion of long-term debt	780,358	1,113,525
Business acquisition consideration payable	360,000	360,000
Unearned revenue	-	24,285
Derivative liability	7,471,519	783,854
Income tax payable	873,388	344,366
Total current liabilities	11,770,203	4,694,282
Lease liabilities	1,972,082	1,379,374
Long-term debt	82,346	1,198,336
Convertible debentures	2,459,924	1,228,104
TOTAL LIABILITIES	16,284,555	8,500,096

EQUITY
Share capital	24,593,422	21,858,827
Shares issuable	-	35,806
Contributed surplus	8,186,297	6,505,092
Accumulated other comprehensive loss	(108,069)	(109,613)
Accumulated deficit	(20,353,629)	(21,114,998)
Equity attributable to shareholders	12,318,021	7,175,114
Non-controlling interest	1,013,324	2,006,479
TOTAL EQUITY	13,331,345	9,181,593
TOTAL LIABILITIES AND EQUITY	29,615,900	17,681,689

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	Two months ended December 31,
	2023	2022
	$	$
Revenue
Product sales	3,542,037	2,782,125
Service revenue	96,050	-
Total revenue	3,638,087	2,782,125

Cost of goods sold
Cost of finished cannabis inventory sold	(1,404,323)	(1,264,131)
Cost of service revenues	(89,210)	-
Gross profit, excluding fair value items	2,144,554	1,517,994
Realized fair value loss amounts in inventory sold	(460,647)	(395,201)
Unrealized fair value gain on growth of biological assets	686,867	435,897
Gross profit	2,370,774	1,558,690
Expenses
Accretion expense	216,493	94,411
Amortization of property and equipment	186,415	89,735
General and administrative	1,437,353	1,009,355
Share-based compensation	104,359	-
Total expenses	1,944,620	1,193,501
Income from operations	426,154	365,189
Other income and (expense)
Interest expense	(69,164)	(70,262)
Other income	49,678	1,777
Gain on debt settlement	-	-
Unrealized loss on marketable securities	-	-
Unrealized gain on derivative liability	336,981	-
Unrealized gain on warrants asset	400,016	-
Loss on disposal of property and equipment	(87,699)	-
Total other income (expense), net	629,812	(68,485)
Income from operations before taxes	1,055,966	296,704
Income tax (Note 20)	(383,539)	(54,811)
Net income	672,427	241,893
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation gain	6,106	-
Total comprehensive income	678,533	241,893
Gain per share attributable to shareholders – basic and diluted	0.00	0.00
Weighted average shares outstanding – basic and diluted	182,005,886	169,193,812

Net income for the year attributable to:
Non-controlling interest	29,607	-
Shareholders	642,820	241,893
Net income	672,427	241,893

Comprehensive income for the year attributable to:
Non-controlling interest	29,607	-
Shareholders	648,926	241,893
Total comprehensive income	678,533	241,893

STATEMENT OF CHANGES IN EQUITY	Number of common shares	Share capital	Shares issuable	Contributed surplus	Accumulated other comprehensive loss	Accumulated deficit	Non- controlling interests	Total equity
	#	$	$	$	$	$	$	$
Balance - October 31, 2023	182,005,886	24,593,422	-	8,081,938	(114,175)	(20,996,449)	983,717	12,548,453
Stock option vesting expense	-	-	-	104,359	-	-	-	104,359
Currency translation gain	-	-	-	-	6,106	-	-	6,106
Net income	-	-	-	-	-	642,820	29,607	672,427
Balance – December 31, 2023	182,005,886	24,593,422	-	8,186,297	(108,069)	(20,353,629)	1,013,324	13,331,345

STATEMENT OF CHANGES IN EQUITY	Number of common shares	Share capital	Shares issuable	Contributed surplus	Accumulated other comprehensive loss	Accumulated deficit	Non- controlling interests	Total equity
	#	$	$	$	$	$	$	$
Balance - October 31, 2022	170,632,611	21,858,827	35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Net loss	-	-	-	-	-	241,893	-	241,893
Balance – December 31, 2022	170,632,611	21,858,827	35,806	6,505,092	(109,613)	(21,114,998)	2,006,479	9,181,593

CONSOLIDATED STATEMENTS OF CASH FLOWS	Two months ended December 31,
	2023	2022
	$	$
Operating activities
Net income	672,427	241,893
Adjustments for non-cash items in net income:
Amortization of property and equipment	186,415	89,735
Amortization of property and equipment included in costs of inventory sold	209,985	168,139
Amortization of intangible assets	-	-
Unrealized fair value gain on growth of biological assets	(686,867)	(435,897)
Realized fair value loss amounts in inventory sold	460,647	395,201
Deferred income taxes	224,064	-
Stock option expense	104,359	-
Accretion expense	216,493	94,411
Loss on disposal of property and equipment	87,699	-
Unrealized gain on fair value of derivative liability	(336,981)	-
Unrealized gain on warrants asset	(400,016)	-
Currency translation gain	6,610	-
Noncash Items In Net Loss	744,331	553,482
Changes in non-cash working capital	(513,222)	(503,647)
Net cash provided by operating activities	231,109	49,835

Investing activities
Purchase of property and equipment and intangibles	(126,690)	(101,169)
Cash advances and loans made to other parties	(1,018,596)	-
Net cash used in investing activities	(1,145,286)	(101,169)

Financing activities
Proceeds from convertible debentures	-	2,000,000
Proceeds from long-term debt	-	-
Proceeds from private placement	-	-
Repayment of long-term debt	(568,166)	(364,414)
Repayment of convertible debentures	(126,978)	(15,000)
Payments of lease principal	(444,347)	(288,039)
Net cash provided by (used in) financing activities	(1,139,491)	1,332,547

Change in cash	(2,053,668)	1,281,213
Cash, beginning	8,858,247	1,582,384
Cash, ending	6,804,579	2,863,597